CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 13,708	$ 12,048,006	$ (15,818,716)	$ (3,757,002)
Balance (in Shares) at Dec. 31, 2015	137,085,646
Common stock issued for services	$ 351	1,263,257		1,263,608
Common stock issued for services (in Shares)	3,511,000
Net loss			(2,124,252)	(2,124,252)
Balance at Dec. 31, 2016	$ 14,059	13,311,263	(17,942,968)	$ (4,617,646)
Balance (in Shares) at Dec. 31, 2016	140,596,646			142,132,374
Common stock issued for services	$ 88	215,044		$ 215,132
Common stock issued for services (in Shares)	876,672
Common stock issued for cash	$ 32	54,593		54,625
Common stock issued for cash (in Shares)	318,056
Common stock issued for convertible notes & interest	$ 34	57,906		57,940
Common stock issued for convertible notes & interest (in Shares)	341,000
Net loss			(702,163)	(702,163)
Balance at Dec. 31, 2017	$ 14,213	$ 13,638,806	$ (18,645,131)	$ (4,992,112)
Balance (in Shares) at Dec. 31, 2017	142,132,374			147,454,700
Net loss				$ (2,304,711)
Balance at Sep. 30, 2018				$ (4,428,359)
Balance (in Shares) at Sep. 30, 2018				147,454,700